Offerings - Offering: 1	Aug. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	28.72
Maximum Aggregate Offering Price	$ 143,600,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 21,985.16
Offering Note	(1) Represents 5,000,000 shares that may be issued under the TG Therapeutics, Inc. 2022 Incentive Plan (the "Plan"), including additional shares that may become issuable in accordance with the adjustment and anti-dilution provisions of the Plan. The Registrant previously registered an aggregate of 17,000,000 shares on a Form S-8 filed on June 24, 2022 (File No. 333-333-2658389) for issuance under the 2012 Plan. (2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act. The proposed maximum offering price per share, proposed maximum aggregate offering price and the amount of the registration fee are based on the average of the high and low prices of Registrant's Common Stock as reported on the Nasdaq Capital Market on August 4, 2025. Pursuant to General Instruction E of Form S-8, the registration fee is calculated with respect to the additional securities registered on this Registration Statement only.